Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q1PH

Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 33

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), July 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.5%
Software 0.5%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 35,766,708
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
35,766,708
Municipal Bonds 98.7%
Alabama 3.3%
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 9,700,843
c
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 25,952,379
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,279,960
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,214,525
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,751,372
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,253,053
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 39,600,000 40,241,247
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 12,700,000 10,606,485
c
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 27,160,519
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,420,489
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AG Insured , 5.25% , 8/01/53 ..... 8,000,000 7,815,992
Jacksonville State University , Revenue , 2023 A , AG Insured , 5.5% , 8/01/58 ...... 2,000,000 2,008,115
Southeast Energy Authority A Cooperative District ,
c
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... 1,000,000 994,642
c
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,674,525
c
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,335,135
Revenue , 2024 A , 5% , 11/01/35 ....................................... 20,000,000 20,631,164
c
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 19,500,000 19,689,735
c
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 14,000,000 14,536,033
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........ 5,000,000 4,935,841
256,202,054
Alaska 0.2%
Alaska Municipal Bond Bank Authority , Revenue , 2015 , Refunding , 5% , 10/01/39 ... 12,950,000 12,958,493
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 2,627,768
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 735,000 682,242
16,268,503
Arizona 1.9%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 206,673
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 221,469
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 223,121
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 224,455
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 206,831
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 7,984,168

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. $ 9,000,000 $ 9,155,436
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 9,780,857
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 23,907,335
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 5,842,166
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 3,235,000 2,804,790
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ..... 6,000,000 6,922,465
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ..... 5,000,000 5,823,037
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ..... 9,860,000 11,511,379
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,110,754
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 8,745,479
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 21,863,698
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 16,856,713
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 4,015,761
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/47 ......................................................... 6,245,000 6,334,874
150,741,461
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 5,854,988
City of Centerton ,
Sales & Use Tax , Revenue , 2024 , AG Insured , 4% , 11/01/44 ................. 2,250,000 2,014,383
Sales & Use Tax , Revenue , 2024 , AG Insured , 4.125% , 11/01/49 .............. 1,400,000 1,272,877
Sales & Use Tax , Revenue , 2024 , AG Insured , 4% , 11/01/54 ................. 1,625,000 1,613,646
10,755,894
California 8.6%
d
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,814,133
c
Align Capital Trust , Revenue , 2020-4 A , Mandatory Put , 3.75% , 1/01/26 .......... 9,396,618 9,310,006
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,318,926
c
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,212,110
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 45,148,692
d
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 17,782,612
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 13,882,960
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,338,056
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 425,000 433,487
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ 620,000 624,614
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 7,874,902
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 12,590,429
d
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 12,000,000 7,435,904
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,302,707

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... $ 26,500,000 $ 18,970,979
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,677,945
Corona-Norco Unified School District ,
GO , C , AG Insured , 6.2% , 8/01/29 ..................................... 3,250,000 3,490,470
GO , C , Pre-Refunded , AG Insured , 6.8% , 8/01/39 ......................... 8,500,000 9,228,991
e
GO , C , AG Insured , 4.98%, 8/01/39 .................................... 7,500,000 3,799,965
d
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 7,801,443
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,063,707
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,101,837
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 10,495,612
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,788,372
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,715,000 2,389,023
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 5,890,028
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,122,164
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,292,356
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,072,412
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 9,919,216
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 19,151,031
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 16,737,723
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.4% , 1/15/30 .................... 15,475,000 17,366,147
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 22,555,964
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 12,500,000 14,796,941
e
New Haven Unified School District ,
GO , 2009 , AG Insured , 3.09%, 8/01/31 .................................. 2,055,000 1,711,709
GO , 2009 , AG Insured , 3.22%, 8/01/32 .................................. 7,830,000 6,273,533
GO , 2009 , AG Insured , 3.38%, 8/01/33 .................................. 7,660,000 5,868,738
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 23,155,402
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/25 .................................... 2,120,000 2,121,148
COP , 2020 , Refunding , 4% , 9/15/27 .................................... 2,400,000 2,424,490
COP , 2020 , Refunding , 4% , 9/15/28 .................................... 2,095,000 2,123,435
e
Rialto Unified School District , GO , 2011 A , AG Insured , 4.56%, 8/01/36 ........... 20,000,000 12,243,298
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 15,073,158
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 26,805,000 26,286,773
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 12,722,163
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 .................... 10,600,000 9,832,614
e
San Mateo Foster City School District , GO , A , 5.404%, 8/01/42 ................. 50,000,000 53,207,080
e
San Mateo Union High School District ,
GO , 2011 A , 6.03%, 9/01/33 .......................................... 6,065,000 5,947,420
GO , 2011 A , 6.376%, 9/01/41 ......................................... 20,000,000 20,271,308
e
Santa Ana Unified School District ,
GO , 2009 B , AG Insured , 3.85%, 8/01/35 ................................ 10,000,000 6,851,543
GO , 2009 B , AG Insured , 4.02%, 8/01/36 ................................ 18,865,000 12,221,104
GO , 2009 B , AG Insured , 4.18%, 8/01/37 ................................ 10,000,000 6,113,969
f
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.51% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,760,338
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 .................... 20,000 20,028
e
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AG Insured , 2.96%, 8/01/29 .......................... 10,000,000 8,898,325
GO , C-1 , Refunding , AG Insured , 3.08%, 8/01/30 .......................... 20,845,000 17,906,495

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
West Contra Costa Unified School District, (continued)
GO , C-1 , Refunding , AG Insured , 3.24%, 8/01/31 .......................... $ 20,000,000 $ 16,512,006
GO , C-1 , Refunding , AG Insured , 3.38%, 8/01/32 .......................... 10,730,000 8,502,847
668,830,788
Colorado 3.0%
d
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,602,997
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,789,175
d
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,373,082
City & County of Denver ,
Airport System , Revenue , 1992 C , NATL Insured , ETM, 6.125% , 11/15/25 ....... 1,055,000 1,063,044
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/37 .................. 10,000,000 10,169,691
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/43 .................. 5,000,000 4,926,822
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/43 ............... 11,045,000 11,069,761
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48 .................. 15,500,000 15,149,474
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 10,498,028
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 9,791,046
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 39,690,000 39,542,528
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.53%, 8/01/35 .................... 2,000,000 1,284,278
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.67%, 8/01/36 .................... 2,500,000 1,512,856
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.81%, 8/01/37 .................... 2,455,000 1,396,694
e
Pledged Excise Tax , Revenue , 2018 A-2 , 4.96%, 8/01/38 .................... 2,000,000 1,065,595
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 1,959,197
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/41 ...... 20,505,000 20,440,247
AdventHealth Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,000,000 11,627,556
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.625% , 9/15/59 ........ 6,505,000 6,131,023
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 10,748,644
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 10,425,338
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 3,895,058
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 ..... 1,752,000 1,560,153
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,800,130
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 ................. 1,575,000 1,395,810
d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,447,826
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,846,712
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 1,375,000 1,407,212
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 20,000,000 23,314,860
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AG Insured , 5% , 12/01/48 .......................... 800,000 791,535
GO , 2023 , Refunding , AG Insured , 5.125% , 12/01/57 ....................... 2,150,000 2,126,918
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 425,970
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,150,000 967,465
Westminster Public Schools , GO , 2024 A , 5% , 12/01/49 ...................... 15,000,000 15,266,293
234,813,018
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,058,299
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,135,465
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,486,141

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, (continued)
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... $ 6,000,000 $ 5,216,721
16,896,626
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,079,315
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,360,843
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 979,047
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 600,000 517,451
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,577,968
6,514,624
Florida 8.4%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,208,047
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,384,691
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,020,000 4,241,216
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,663,695
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,199,723
d
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 577,320
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 9,631,923
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,583,547
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 1,889,877
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 2,000,000 1,751,046
Capital Trust Agency, Inc. ,
d
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 22,800,000 19,228,392
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 501,688
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 281,357
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 299,368
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 367,405
d
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,272,460
Capital Trust Authority ,
d,e
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.31%,
3/01/29 ........................................................ 55,585,000 46,174,665
Seaside School Consortium, Inc. , Revenue , 2024 A , 5.125% , 6/15/59 ........... 1,485,000 1,324,289
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 4,736,004
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,476,770
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 15,945,189
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 853,257
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,498,244
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,109,211

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Atlantic Beach, (continued)
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... $ 9,235,000 $ 8,326,775
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ...... 10,000,000 10,151,952
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 ................. 10,325,000 10,335,829
City of Gainesville ,
Utilities System , Revenue , 2017 A , 5% , 10/01/37 .......................... 5,000,000 5,122,671
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 28,010,000 27,738,121
Utilities System , Revenue , 2019 A , Pre-Refunded , 5% , 10/01/47 ............... 125,000 136,565
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/45 ..................................................... 5,000,000 4,237,728
e
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, 2.73%, 10/01/26 ........ 1,500,000 1,453,473
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , 2.97%, 10/01/26 .... 4,500,000 4,348,399
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 ................. 10,000,000 10,012,058
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 2,863,446
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 3,635,289
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 7,482,033
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Foundation, Inc. , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ 5,750,000 4,798,790
Baptist Health South Florida Foundation, Inc. , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 7,651,299
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ...... 15,000,000 13,654,280
e
City of Tampa ,
State of Florida Cigarette Tax , Revenue , 2020 A , 4.42%, 9/01/35 .............. 755,000 488,219
State of Florida Cigarette Tax , Revenue , 2020 A , 4.59%, 9/01/36 .............. 800,000 486,400
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 ..... 15,000,000 12,666,654
County of Miami-Dade ,
Aviation , Revenue , 2025 A , 5.25% , 10/01/50 ............................. 6,740,000 6,767,129
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 5,957,586
Transit System , Revenue , 2015 , Refunding , 5% , 7/01/35 .................... 7,000,000 7,007,976
Transit System , Revenue , 2018 , 5% , 7/01/43 ............................. 10,000,000 10,103,438
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,294,791
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,245,584
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 23,123,405
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 982,204
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,397,042
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ... 4,500,000 4,322,052
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51 1,000,000 816,865
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 542,110
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 928,174
d
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,755,220
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 6/15/54 ................................... 750,000 705,469
d
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,490,000 1,508,060
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,291,891
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,153,563
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,025,312

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Escambia County Health Facilities Authority, (continued)
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . $ 19,465,000 $ 16,285,437
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 15,108,855
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 952,913
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AG Insured , 5.25% ,
7/01/53 ........................................................ 29,000,000 27,769,333
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 312,172
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 490,803
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... 1,350,000 1,420,747
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/38 .................................................... 1,400,000 1,423,362
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 2,750,000 2,776,855
Florida Housing Finance Corp. ,
Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ......................... 1,410,000 907,573
Revenue , 2025-3 , GNMA Insured , 5.05% , 7/01/50 ......................... 2,825,000 2,826,115
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 5.4% , 5/01/54 ............... 820,000 782,092
Greater Orlando Aviation Authority ,
Revenue , 2017 A , 5% , 10/01/47 ....................................... 10,925,000 10,712,078
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 12,482,111
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,505,854
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,110,115
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,366,770
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,524,095
Hillsborough County Aviation Authority , Revenue , 2018 E , 5% , 10/01/48 .......... 5,000,000 4,900,579
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,349,932
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,313,801
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.375% , 5/01/55 .............................................. 1,000,000 917,475
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 652,079
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 239,869
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,109,373
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2024 ,
5.55% , 5/01/54 ................................................... 530,000 508,004
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,104,626
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 250,000 202,876
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 817,709
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 760,206
Miami-Dade County Expressway Authority , Revenue , A , Refunding , 5% , 7/01/40 .... 40,000,000 40,009,864
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,049,726
Mid-Bay Bridge Authority , Revenue , 2015 A , 5% , 10/01/40 ..................... 5,000,000 5,017,468

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... $ 4,800,000 $ 4,938,269
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 750,000 709,034
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... 3,695,000 3,148,869
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,107,505
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 982,552
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,237,489
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 4,934,873
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 119,493
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,777,160
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AG Insured , 2.625% , 5/01/34 1,200,000 1,011,588
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AG Insured , 2.8% , 5/01/37 995,000 784,523
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,374,055
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 648,647
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,092,366
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 390,631
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 634,150
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,341,797
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,509,889
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,191,250
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 608,295
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,004,110
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,642,362
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 12,114,514
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 8,613,937
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 20,432,340
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 394,893
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. 100,000 99,687
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 235,510
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 494,710
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,502,293
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ........... 760,000 776,949
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 878,933

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Timber Creek Southwest Community Development District, (continued)
Special Assessment , 2020 , 4% , 6/15/50 ................................. $ 2,000,000 $ 1,550,686
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,175,000 917,111
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,789,580
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 .............................. 5,000,000 4,653,185
Two Lakes Community Development District , Special Assessment , 2024 , 5% , 5/01/55 1,720,000 1,612,903
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AG Insured , 5% , 11/01/35 ............... 5,000,000 5,069,443
d
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 750,000 693,108
Special Assessment , 144A, 2024 , 4.8% , 5/01/55 .......................... 1,750,000 1,561,954
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,450,403
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 6,075,000 5,865,538
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2017 , Refunding , 5% , 10/15/47 5,000,000 4,978,380
Embry-Riddle Aeronautical University, Inc. , Revenue , 2020 A , Refunding , 5% ,
10/15/49 ....................................................... 3,000,000 2,964,986
Wildwood Utility Dependent District , Revenue , 2023 , AG Insured , 5.5% , 10/01/53 ... 6,970,000 7,238,298
657,506,351
Georgia 3.4%
Atlanta Development Authority (The) ,
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 5,000,000 5,032,078
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,111,105
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 12,769,389
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 4,250,000 4,345,487
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 15,800,000 15,233,496
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 4,861,192
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,851,699
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 9,972,216
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 16,882,736
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,165,353
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 16,023,616
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 7,985,000 7,982,467
e
Revenue , 2025 A-1 , Refunding , 4.22%, 12/01/45 .......................... 40,517,316 17,480,215
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , 5% , 7/01/46 ........................................ 15,000,000 14,712,582
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,832,057
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 10,250,000 10,273,816
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,160,705
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,321,173
c
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 10,000,000 10,058,990
c
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 5,000,000 5,007,965
c
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 35,471,909
c
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,137,234

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2025 A , 5% , 7/01/55 ........ $ 12,500,000 $ 12,712,310
Municipal Electric Authority of Georgia ,
Revenue , 2021 A , Refunding , 5% , 1/01/63 ............................... 7,920,000 7,518,138
PowerSouth Energy Cooperative , Revenue , 2022 A , 5.5% , 7/01/63 ............ 2,500,000 2,535,244
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 5,000,000 5,074,685
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 9,964,519
266,492,376
Hawaii 1.4%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2024 A , 5% , 7/01/49 .............. 15,400,000 15,574,637
Wastewater System , Revenue, Senior Lien , 2024 A , 5.25% , 7/01/54 ............ 7,000,000 7,214,719
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 20,577,373
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 20,950,450
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 8,490,062
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,064,396
Airports System , Revenue , 2025 C , Refunding , 5% , 7/01/45 .................. 2,390,000 2,366,999
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 8,350,110
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 12,628,785
109,217,531
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ 7,750,000 7,884,945
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,218,484
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 356,113
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 536,598
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,012,899
15,009,039
Illinois 5.6%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 20,536,984
Chicago Midway International Airport ,
Revenue, Second Lien , 2016 B , Refunding , 5% , 1/01/46 .................... 10,000,000 9,981,600
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.5% , 1/01/53 ......... 6,000,000 6,094,403
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,051,851
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 6,500,000 6,493,021
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,067,448
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 9,623,722
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 35,386,370
Revenue, Senior Lien , 2024 A , 5.5% , 1/01/53 ............................. 13,115,000 13,379,435
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. 1,400,000 1,239,510
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 3,742,468
GO , 2020 D , BAM Insured , 4% , 1/01/37 ................................. 1,000,000 949,738
GO , 2020 D , BAM Insured , 4% , 1/01/38 ................................. 1,000,000 936,740
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 2,710,000 2,792,880
GO , 2023 A , 5.5% , 1/01/40 ........................................... 15,555,000 15,875,999
GO , 2023 A , 5.5% , 1/01/43 ........................................... 3,875,000 3,881,493
GO , 2024 A , 5% , 1/01/44 ............................................ 1,500,000 1,422,283

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago, (continued)
GO , 2024 A , 5% , 1/01/45 ............................................ $ 3,130,000 $ 2,943,606
GO , 2024 A , 5.25% , 1/01/45 .......................................... 5,690,000 5,532,774
GO , 2025 A , 6% , 1/01/50 ............................................ 21,570,000 22,053,729
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ...... 7,000,000 5,414,879
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,505,650
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ 2,250,000 1,760,942
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 3,489,705
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 1,356,780 393,466
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 639,697 185,512
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 660,334
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 796,834
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. 750,000 583,547
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 2,780,000 2,736,439
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AG Insured , 4% , 1/01/40 ......................... 3,700,000 3,516,641
GO , 2020 C , Refunding , AG Insured , 4% , 1/01/45 ......................... 3,125,000 2,724,422
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 1,725,000 1,790,633
e
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , 4.67%, 12/15/37 .......................................... 10,000,000 5,682,664
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 5% , 6/15/50 ............................................ 8,500,000 8,260,027
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 36,000,000 28,428,401
e
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AG Insured , 3.37%, 12/01/26 ....................................... 2,465,000 2,358,133
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AG Insured , ETM, 2.82%, 12/01/26 ................................... 5,235,000 5,043,680
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,009,056
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,161,235
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 2,884,843
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,698,789
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,609,861
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,214,239
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,225,543
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 8,991,847
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,151,291
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 4,657,807
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 15,911,069
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 28,885,204
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 15,553,563
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 18,944,184
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 10,432,487
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 16,398,720
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,545,483

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... $ 9,790,000 $ 10,088,714
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 775,000 788,564
d
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 6,885,000 6,848,425
440,318,887
Indiana 2.0%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... 2,150,000 2,177,094
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 ..... 10,000,000 6,590,345
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,053,671
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 11,412,954
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 13,276,131
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,258,959
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,155,429
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,562,679
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 5,820,857
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 16,435,588
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 21,657,666
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 5,701,279
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,220,767
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,561,305
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.375% , 5/01/50 . 5,400,000 5,101,394
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.5% , 5/01/54 ... 5,400,000 5,145,740
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,523,241
Marion County Capital Improvement Board , Revenue , 2015 A , Refunding , 5.25% ,
2/01/37 ........................................................ 10,000,000 10,000,000
Ohio Valley Electric Corp. , Revenue , 2010 B , 2.5% , 11/01/30 ................. 3,925,000 3,687,883
Indiana Municipal Power Agency ,
Revenue , 2016 A , Refunding , 4% , 1/01/42 ............................... 5,860,000 5,376,510
Revenue , 2016 A , Refunding , 5% , 1/01/42 ............................... 20,000,000 20,169,250
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 2,750,000 2,822,109
159,710,851
Iowa 0.6%
Iowa Finance Authority ,
Iowa Health System Obligated Group , Revenue , 2018 B , Refunding , 5% , 2/15/48 .. 7,500,000 7,352,249
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,402,822
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,510,977
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 2,945,874
c
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.602% , 5/15/26 ..................................... 8,250,000 8,034,070
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,237,367
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,084,308
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,506,704
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 .. 20,730,000 17,105,662
50,180,033

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... $ 5,000,000 $ 5,047,331
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,601,590
21,648,921
Kentucky 1.2%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,416,366
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ... 5,000,000 4,398,703
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,019,989
County of Carroll ,
Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .............. 3,000,000 2,572,125
c
Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put , 1.55% , 9/01/26 2,000,000 1,945,182
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,371
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ....... 2,340,000 1,477,429
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,437,155
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,084,589
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,045,925
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 609,470
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 264,227
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 20,505,817
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,005,438
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,854,382
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,116,987
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,662,604
c
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.121% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 5,000,000 5,005,458
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 ............. 10,000 10,015
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , 5% , 4/01/38 .............................................. 2,500,000 2,536,146
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ......... 2,000,000 1,262,759
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 2,393,322
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 4,704,979
Louisville/Jefferson County Metropolitan Government , Louisville Gas and Electric Co. ,
Revenue , 2003 A , Refunding , 2% , 10/01/33 .............................. 4,000,000 3,318,411
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,572,758
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,364,890
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................ 2,250,000 1,977,384
95,562,881
Louisiana 3.1%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,062,283
Water & Sewer , Revenue, Junior Lien , 2019 B , AG Insured , 4% , 12/01/44 ........ 6,535,000 5,601,922
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AG Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,025,657
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,900,000 7,389,694

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
d
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... $ 4,355,000 $ 3,574,943
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,355,000 1,977,483
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 2,000,000 1,685,550
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,900,000 1,588,870
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 8,680,000 7,825,150
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 3,865,000 3,199,306
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,470,000 4,490,227
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.86%, 12/01/44 ................................................. 59,310,000 34,390,121
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 41,525,000 41,374,289
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 2,000,000 2,031,919
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 8,541,220
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 16,608,804
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 26,734,964
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AG
Insured , 3% , 5/15/47 .............................................. 9,925,000 7,309,314
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 17,500,000 17,533,859
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,036,541
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 10,756,569
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,361,255
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 5,364,951
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/40 ...................................................... 5,065,000 4,742,359
239,207,250
Maine 0.0%
†
Finance Authority of Maine , University of New England , Revenue , 2025 , 5.5% , 7/01/55 2,500,000 2,554,832
Maryland 1.7%
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 841,859
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,325,586
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,107,258
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 9,451,491
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ 10,000,000 9,728,224
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,462,648
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 18,396,706
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 28,325,000 27,214,496
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 12,904,083
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,305,420
Maryland Stadium Authority , State of Maryland Built to Learn , Revenue , 2024 , 4% ,
6/01/49 ......................................................... 11,750,000 10,107,017
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... 3,205,000 3,298,142
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,254,441
134,397,371

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts 1.7%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ $ 20,000,000 $ 18,470,506
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,189,225
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 25,054,196
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 5,000,000 4,999,997
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28 10,000,000 10,743,113
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 13,797,185
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,108,793
d
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 3,250,000 3,111,889
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 1,930,000 1,633,533
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 1,983,594
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 6,000,000 5,775,553
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 .................. 24,870,000 24,421,892
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,140,042
130,429,518
Michigan 0.6%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,019
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,021
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 955,574
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 1,881,521
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,388,735
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 228,279
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,029,334
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,244,753
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 825,000 793,908
Michigan State Housing Development Authority , Revenue , 2023 B , Refunding , 5% ,
6/01/54 ......................................................... 3,500,000 3,369,576
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 13,345,000 12,651,785
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 6,128,225
h
Pontiac School District , School Building and Site , GO , 2020 , 4% , 5/01/50 ......... 8,665,000 7,386,842
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AG Insured , 5.5% , 12/01/48 .................................... 5,000,000 5,148,596
45,227,168
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,063,839
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,157,396
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AG Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,456,042
d
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,510,000 2,248,578
d
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 7,595,000 7,554,653

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
d
Mississippi Home Corp., (continued)
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 51,565,000 $ 29,899,285
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,375,613
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... 20,000,000 18,773,932
77,529,338
Missouri 0.7%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 17,160,937
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 3,594,496
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 4,905,276
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AG Insured , 5% , 3/01/49 ...................................... 20,000,000 19,561,964
Missouri Housing Development Commission , Revenue , 2025 D , GNMA Insured ,
5.05% , 11/01/45 ................................................... 5,000,000 4,976,381
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AG Insured , 5% ,
10/01/45 ........................................................ 5,000,000 5,011,298
55,210,352
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ....... 10,000,000 9,815,220
Kalispell Regional Medical Center Obligated Group , Revenue , 2018 B , Refunding ,
5% , 7/01/43 .................................................... 6,440,000 6,419,932
16,235,152
Nebraska 0.5%
c
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 10,000,000 10,406,934
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................ 12,935,000 11,393,359
Omaha Public Power District Nebraska City Station Unit 2 , Revenue , 2016 A ,
Refunding , 5% , 2/01/49 ............................................. 10,000,000 9,980,257
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 ....... 7,340,000 7,429,872
39,210,422
Nevada 0.2%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,588,497
h
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 9,923,128
Reno-Tahoe Airport Authority , Revenue , 2024 A , 5.25% , 7/01/54 ................ 1,860,000 1,848,388
14,360,013
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
f
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 4,969,842 4,543,320
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 2,250,000 2,153,113
Roseville Sustainable Energy Partner LLC , Revenue , 2024 C , 5.25% , 7/01/54 .... 15,285,000 14,729,719
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 3,999,981
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,350,517
35,776,650

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 3.0%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... $ 5,075,000 $ 5,171,573
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 . 4,000,000 4,344,850
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2020 A , 5% , 11/01/44 ....................... 15,000,000 15,021,697
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 10,000,000 10,000,967
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,142,272
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,295,936
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 5,500,000 5,293,003
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 410,000 410,093
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 3,900,000 3,764,387
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 7,070,000 6,517,603
New Jersey Transportation Trust Fund Authority ,
e
State of New Jersey , Revenue , 2009 A , BAM Insured , 4.67%, 12/15/39 ......... 25,000,000 12,879,370
State of New Jersey , Revenue , 2015 AA , 5% , 6/15/45 ...................... 15,000,000 14,913,360
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/36 .............. 7,000,000 7,174,275
State of New Jersey , Revenue , 2019 AA , 5.25% , 6/15/43 .................... 5,000,000 5,046,988
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/35 ...................... 3,000,000 3,179,130
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/37 ...................... 5,220,000 5,447,854
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/38 ...................... 1,000,000 1,036,496
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/39 ...................... 4,240,000 4,368,903
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/40 ...................... 2,500,000 2,562,267
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 12,000,000 12,057,701
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 39,000,000 32,929,474
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/31 ............... 7,250,000 8,025,300
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/33 ............... 1,250,000 1,354,996
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 17,000,000 14,631,771
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 2,000,000 2,338,549
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 .... 37,675,000 36,357,501
230,266,316
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 18,362,079
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 14,426,118
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 954,002
33,742,199
New York 8.2%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. 2,200,000 1,817,738
City of New York ,
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 11,494,427
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,610,791
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,262,580
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 4,250,000 4,342,745
Empire State Development Corp. , State of New York Personal Income Tax , Revenue ,
2020 A , 4% , 3/15/45 ................................................ 36,905,000 32,448,714
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 14,786,868
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,207,039
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 46,050,421
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 8,525,132

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... $ 24,300,000 $ 23,730,384
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 35,017,090
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 16,419,804
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 771,892
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 5,805,442
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 CC-1 , Refunding , 5% , 6/15/46 .................................... 32,500,000 32,611,910
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/38 ...................... 10,000,000 10,052,647
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 11,095,000 11,135,065
Future Tax Secured , Revenue , 2018 C-2 , 5% , 5/01/38 ...................... 11,945,000 12,255,305
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 17,653,593
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/47 ..................... 10,000,000 8,606,764
Future Tax Secured , Revenue , 2024 F-1 , 5.25% , 2/01/53 .................... 10,000,000 10,272,776
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 6,702,216
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 44,771,660
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 28,318,775
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,280,197
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/43 ................. 10,000,000 10,031,484
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,604,270
State of New York Sales Tax , Revenue , 2018 C , Refunding , 5% , 3/15/37 ........ 23,000,000 23,638,719
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,116,832
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 60,692,951
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,410
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 16,851,608
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 8,996,649
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 6,226,704
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 10,431,168
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,087,080
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,600,180
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,209,795
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,130,646
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,256,945
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 2,000,000 1,900,852
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 2,500,000 2,379,743
JFK NTO LLC , Revenue , 2024 , AG Insured , 5% , 6/30/54 .................... 13,500,000 12,785,164
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ........... 13,500,000 11,157,560
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............ 10,000,000 8,471,686
637,527,421
North Carolina 0.6%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AG Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,074,796
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,055,649
e
North Carolina Turnpike Authority ,
Revenue , 2009 B , AG Insured , 3.69%, 1/01/33 ............................ 25,000,000 19,100,950
Revenue , 2009 B , AG Insured , 3.87%, 1/01/34 ............................ 15,000,000 10,897,348
Revenue , 2009 B , AG Insured , 4.02%, 1/01/35 ............................ 15,215,000 10,500,016
47,628,759

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. $ 2,300,000 $ 2,071,144
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 2,000,000 1,706,377
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/53 2,440,000 2,378,336
North Dakota Housing Finance Agency , Revenue , 2025 A , 5% , 7/01/50 ........... 5,500,000 5,466,996
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AG Insured , 4% , 4/01/44 .............................. 10,000,000 8,803,412
Revenue , 2019 A , AG Insured , 4% , 4/01/50 .............................. 9,620,000 7,952,861
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,511,281
COP , 2018 A , 5% , 4/01/57 ........................................... 10,000,000 9,946,677
43,837,084
Ohio 2.1%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 3,915,000 3,885,310
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 5,700,000 5,574,385
American Municipal Power, Inc. , Combined Hydroelectric , Revenue , 2016 A ,
Refunding , 5% , 2/15/46 ............................................. 20,000,000 20,024,146
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 3,642,105
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,476,215
Columbus Regional Airport Authority ,
Revenue , 2025 A , Refunding , 5.5% , 1/01/50 .............................. 5,000,000 5,116,603
Revenue , 2025 A , Refunding , 5.5% , 1/01/55 .............................. 12,500,000 12,753,980
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,046,940
County of Franklin ,
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 10,405,000 8,818,635
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,339
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,580,520
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 6,903,020
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 .. 10,000,000 9,700,337
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,090,654
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,269,750
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,077,009
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,221,035
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 39,172,476
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 10,000,000 8,561,002
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 588,439
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 9,948,962
163,456,862
Oklahoma 0.1%
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ................... 6,000,000 6,226,207
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 ............. 4,000,000 3,435,128
9,661,335
Oregon 0.9%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ... 12,210,000 10,671,914
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 .......... 10,000,000 10,004,810

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... $ 2,450,000 $ 2,426,909
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,178,173
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 9,854,484
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 18,955,135
State of Oregon ,
Housing & Community Services Department , Revenue , 2018 A , 3.6% , 1/01/33 .... 5,080,000 5,058,765
Housing & Community Services Department , Revenue , 2018 D , 3.8% , 7/01/34 .... 4,695,000 4,615,597
71,765,787
Pennsylvania 1.5%
Allentown Commercial and Industrial Development Authority ,
d
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/59 .................................................... 5,000,000 4,354,032
Lincoln Leadership Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ....... 1,600,000 1,609,253
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 9,370,241
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,381,730
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 305,000 306,248
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 321,542
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,415,660
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 10,569,483
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,726,345
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 513,218
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 952,887
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... 9,000,000 8,428,175
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 4,000,000 3,770,823
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 5,020,000 5,145,256
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 954,208
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 4,766,810
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 8,681,141
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. 10,000,000 10,141,857
Revenue , 2025-149 A , Refunding , 5.2% , 4/01/53 .......................... 2,815,000 2,802,595
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 7,990,836
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 7,549,197
Philadelphia Gas Works Co. , Revenue , 16th A , AG Insured , 4% , 8/01/45 .......... 1,000,000 882,248
School District of Philadelphia (The) , GO , 2016 F , Refunding , 5% , 9/01/36 ......... 4,090,000 4,143,144
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AG Insured , 5% , 6/01/32 ............................. 10,000,000 10,158,594
113,935,523
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp. , Revenue , 10 A , 6.5% , 4/01/27 ... 130,000 130,320
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2021 A , 5% , 12/01/29 ............................. 2,025,000 2,135,208
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 2,495,000 2,265,975

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island (continued)
Rhode Island Student Loan Authority, (continued)
Revenue, Senior Lien , 2025 A , 5% , 12/01/44 ............................. $ 5,225,000 $ 5,031,703
9,563,206
South Carolina 1.1%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,382,609
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,265,000 1,012,497
c
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,576,844
South Carolina Jobs-Economic Development Authority ,
d
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 24,933,021
d
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 711,595
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 15,000,000 14,630,517
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 9,671,942
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 9,854,297
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 5,000,000 4,912,727
84,686,049
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 8,716,307
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 14,601,731
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,367,175
33,685,213
Tennessee 3.7%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,000,800
City of Germantown , GO , 2017 , 4% , 8/01/45 ............................... 2,525,000 2,319,896
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,885,365
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 24,265,000 21,032,325
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,258,268
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 123,414
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ... 5,000,000 4,712,412
City of Memphis ,
Electric System , Revenue , 2020 A , 3% , 12/01/42 .......................... 2,470,000 1,886,004
Gas , Revenue , 2020 , 3% , 12/01/42 .................................... 1,000,000 763,565
City of Portland , Water & Sewer , Revenue , 2020 , AG Insured , 3% , 4/01/45 ........ 1,775,000 1,257,120
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................ 2,760,000 2,463,586
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................ 5,000,000 4,618,251
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,770,183
Knox Chapman Utility District of Knox County , Revenue , 2012 , 4% , 1/01/40 ........ 2,730,000 2,580,037
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,010,611
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 22,171,562
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 2,953,458
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 4,824,835
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,578,610

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Knox County Health Educational & Housing Facility Board, (continued)
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 $ 3,000,000 $ 2,843,223
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,256,542
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 ................. 1,000,000 695,342
Memphis-Shelby County Airport Authority , Revenue , 2021 A , 5% , 7/01/45 ......... 12,235,000 11,967,277
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 2,726,282
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 6,326,110
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 8,690,000 6,746,112
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ 5,000,000 4,841,495
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 19,668,294
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,474,174
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 16,926,234
Revenue , 2019 B , 5% , 7/01/54 ........................................ 11,495,000 11,032,991
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,029,480
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,550,471
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 4,000,000 4,039,970
Rhodes College , Revenue , 2017 , Refunding , 4% , 8/01/40 ................... 2,000,000 1,854,911
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ...... 2,015,000 1,652,360
c
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 57,346,322
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 690,000 598,053
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 505,051
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 893,039
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,050,598
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,016,765
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 ............. 820,000 775,762
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 . 1,200,000 885,334
289,912,494
Texas 10.6%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,050,437
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 2,445,000 2,462,627
Arlington Higher Education Finance Corp. ,
Harmony Public Schools , Revenue , 2024 , PSF Guaranty , 4% , 2/15/54 .......... 5,000,000 4,140,581
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/55 5,500,000 4,900,014
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/60 5,500,000 4,863,232
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........ 7,500,000 6,348,340
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 .................. 6,000,000 6,121,525
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 8,369,449
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 ..... 8,000,000 6,832,409
City of Arlington , Special Tax, Senior Lien , 2018 A , AG Insured , 4% , 2/15/44 ....... 20,000,000 17,377,518
City of Austin ,
Airport System , Revenue , 2019 B , 5% , 11/15/44 ........................... 8,110,000 7,954,211
Electric Utility , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................... 10,000,000 10,004,647
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,323,440
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,131,122

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Celina ,
Mosaic Public Improvement District Phase No. 1B , Special Assessment , 144A, 2024 ,
5.375% , 9/01/53 ................................................. $ 500,000 $ 473,241
Sutton Fields II Public Improvement District , Special Assessment , 144A, 2019 ,
4.25% , 9/01/49 .................................................. 3,065,000 2,509,757
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 7,844,201
Utility System , Revenue, Junior Lien , 2015 A , Refunding , 5% , 7/15/40 .......... 13,200,000 13,256,934
Utility System , Revenue, Senior Lien , 2025 , Refunding , AG Insured , 5% , 7/15/55 .. 7,500,000 7,515,322
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 16,684,899
d
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 15,842,298
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AG Insured ,
5.25% , 7/01/48 ................................................... 5,000,000 5,010,228
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 5.125% , 9/01/46 ............................... 891,000 822,328
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41 9,690,000 9,005,680
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,028,111
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,039,965
d
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 760,673
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 336,940
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................ 3,500,000 2,964,106
d
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,269,739
d
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ 2,700,000 2,471,456
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 554,353
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,065,494
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2024 , Refunding , PSF Guaranty , 4% , 8/15/54 .... 4,425,000 3,661,028
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 1,942,503
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 11,379,829
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 4,885,241
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........ 3,345,000 2,962,018
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ... 2,750,000 2,383,512
Conroe Independent School District , GO , 2025 , PSF Guaranty , 4% , 2/15/50 ....... 15,000,000 12,754,451
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 98,101
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 108,041
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 106,954
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 90,097
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 89,252
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 535,357
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 592,809
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 522,539
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ... 7,500,000 6,226,724
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 .... 7,500,000 7,694,092

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ...... $ 7,500,000 $ 6,505,553
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37 15,000,000 15,012,990
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........ 20,000,000 20,026,608
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 15,000,000 14,813,460
Galena Park Independent School District , GO , 2024 , PSF Guaranty , 3% , 8/15/49 ... 1,350,000 980,425
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,302,613
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 .... 2,000,000 1,881,758
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 29,129,871
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding , AG
Insured , 3.125% , 11/15/56 ........................................... 5,000,000 3,253,659
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 824,334
GO , 2022 , 5% , 11/01/38 ............................................. 840,000 852,689
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,451,769
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 2,037,310
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,510,770
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .. 5,500,000 4,758,616
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.25% , 10/01/54 ................................................... 1,500,000 1,388,021
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 ....... 10,000,000 10,053,597
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 142,895
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 142,929
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 138,401
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 143,819
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 277,576
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 274,692
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 258,066
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 469,191
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 735,757
GO , 2024 , AG Insured , 4.375% , 9/01/48 ................................. 1,685,000 1,504,145
GO , 2024 , AG Insured , 4.5% , 9/01/54 ................................... 3,695,000 3,297,452
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,245,251 8,869,725
Lamar Consolidated Independent School District ,
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,219,233
GO , 2023 A , PSF Guaranty , 5% , 2/15/58 ................................ 7,000,000 7,028,897
GO , 2024 , Refunding , PSF Guaranty , 4% , 2/15/54 ......................... 9,500,000 7,954,132
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 13,462,288
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 .. 15,000,000 12,632,256
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/53 ......................................................... 5,555,000 5,600,592
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,050,737
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,341,382
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 9,791,479
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 191,120
Westminster Manor Obligated Group , Revenue , 2021 , 4% , 11/01/49 ............ 12,400,000 9,943,218
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 3,829,046
North Harris County Regional Water Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/15/46 ..................................................... 18,460,000 18,469,367

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
North Texas Tollway Authority ,
North Texas Tollway System , Revenue, First Tier , 2017 A , Refunding , 5% , 1/01/43 . $ 10,000,000 $ 10,018,620
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 10,000,000 9,964,734
e
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.5%, 9/01/37 ....... 7,500,000 3,925,596
e
Special Projects System , Revenue , 2011 B , Pre-Refunded , 6.26%, 9/01/43 ...... 7,500,000 2,501,969
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 30,068,315
Northwest Independent School District ,
GO , 2023 , PSF Guaranty , 4% , 2/15/48 .................................. 7,000,000 6,035,547
GO , 2025 , PSF Guaranty , 5.25% , 2/15/55 ............................... 4,750,000 4,899,697
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 ..................... 4,000,000 3,796,219
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 13,705,000 10,571,108
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 2,774,675
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 746,416
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 32,563,628
San Jacinto River Authority ,
Revenue , 2011 , AG Insured , 5% , 10/01/32 ............................... 5,000,000 5,006,114
Revenue , 2011 , AG Insured , 5% , 10/01/37 ............................... 3,000,000 3,003,077
Southeast Regional Management District ,
GO , 2024 A , AG Insured , 4.25% , 4/01/49 ................................ 1,175,000 1,022,966
GO , 2024 A , AG Insured , 4.25% , 4/01/53 ................................ 1,755,000 1,504,714
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,010,072
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,458,842
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 14,645,806
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,208,989
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,024,011
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 2,957,401
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,431,295
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 10,980,528
c
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,125,856
c
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2024 , Mandatory Put ,
5% , 1/01/34 ...................................................... 12,500,000 13,164,226
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,010,325
e
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , 5.52%, 8/01/48 ........ 6,250,000 1,815,642
State Highway 249 System , Revenue, First Tier , 2019 A , 5.51%, 8/01/49 ........ 5,000,000 1,378,467
State Highway 249 System , Revenue, First Tier , 2019 A , 5.54%, 8/01/50 ........ 5,500,000 1,429,414
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 22,507,517
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 16,944,428
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 16,199,522
d
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 510,362
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 811,000 655,596
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 485,064
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 827,038

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Travis County Development Authority , Special Assessment , 2025 , 5.25% , 9/01/54 ... $ 1,400,000 $ 1,278,706
Viridian Municipal Management District , GO , 2023 , AG Insured , 5% , 12/01/49 ...... 1,000,000 992,790
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,503,424
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 563,750
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 405,082
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 955,334
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,018,916
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........ 23,445,000 23,517,844
824,329,905
Utah 1.6%
Central Utah Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/38 10,000,000 9,586,051
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ...................... 6,840,000 5,691,054
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 24,548,129
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 20,455,000 19,886,396
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 9,998,911
County of Utah , Intermountain Healthcare Obligated Group , Revenue , 2020 A ,
5% , 5/15/50 ...................................................... 15,725,000 15,350,979
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/55 3,750,000 3,901,899
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41 6,000,000 5,496,861
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ...................... 9,645,000 9,747,386
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 547,163
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 353,421
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 533,870
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,264,133
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,362,604
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,230,248
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,491,836
Revenue , 2024 , 5.5% , 10/15/44 ....................................... 650,000 665,491
Revenue , 2024 , 5.5% , 10/15/48 ....................................... 650,000 656,374
Utah State University , Student Fee & Housing , Revenue , 2023 , 5% , 4/01/56 ....... 10,120,000 9,927,184
124,239,990
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,262,285
Hampton Roads Transportation Accountability Commission , Transportation Fund ,
Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............................. 19,000,000 18,619,730
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43 11,120,000 10,930,037
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 .................. 70,000 70,038
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 3,730,000 3,498,141
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,270,000 5,821,597
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,199,427
44,401,255
Washington 2.9%
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 17,421,348
City of Seattle , Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 .......... 10,855,000 9,943,220
County of Spokane , Airport , Revenue , 2024 B , 5.25% , 1/01/54 ................. 11,690,000 11,499,412

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. $ 34,480,000 $ 32,085,261
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 ......... 4,500,000 4,227,098
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................ 5,000 5,006
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,108,391
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,352,128
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 3,050,000 3,073,651
University of Washington , Revenue , 2018 , 5% , 4/01/48 ....................... 29,450,000 29,489,492
Vancouver Housing Authority , Revenue , 2024 , 4% , 8/01/34 .................... 6,000,000 5,779,956
Washington Health Care Facilities Authority ,
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 270,587
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 267,774
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 272,091
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,024,624
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 756,647
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 22,276,720
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 9,950,219
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 8,001,265
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,270,322
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 12,768,853
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 20,599,673 19,360,916
d
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,840,000 2,339,378
d
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured ,
5.25% , 7/01/64 .................................................. 10,000,000 9,683,830
d
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 5,720,000 6,062,477
228,290,666
West Virginia 0.6%
County of Ohio , Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ................ 1,500,000 1,412,120
c
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,020,753
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ 8,250,000 7,868,047
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,060,783
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,162,578
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 6,833,777
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 10,000,000 9,686,188
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,072,015
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,448,516
48,564,777
Wisconsin 6.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 37,350,000 37,338,153
e
Revenue , 2025 A-2 , Refunding , 4.075%, 12/01/45 ......................... 184,234,136 79,483,359

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... $ 23,689,164 $ 23,567,636
d
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 16,131,155
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,201,040
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,488,158
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 9,240,799
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 855,593
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 7,385,187
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 10,000,000 10,140,470
c
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,237,109
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,022,984
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 6,646,559
d
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 21,149,666
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 20,935,000 21,544,941
d
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 20,449,201
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 2,325,000 2,224,396
d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 11,975,000 11,911,385
d,e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 122,250,000 70,885,049
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 21,719,979
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,716,904
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 565,058
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 22,739,858
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 3,944,347
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,019,827
i
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 13,775,000 13,152,484
i
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 7,980,000 8,334,658
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,094,243
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 7,707
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,410,131
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,506,967
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,464,661
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 2,135,000 2,072,891
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 1,125,000 1,028,602
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 3,837,525
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,069,916
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,555,303
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 895,521
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... 2,185,000 1,698,192
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 13,457,676
Marshfield Clinic Health System Obligated Group , Revenue , 2017 C , Refunding , 5% ,
2/15/47 ........................................................ 20,000,000 19,464,944
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 4,037,634
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 994,948

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/36 ........................................................ $ 530,000 $ 490,427
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 381,746
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/36 ........................................................ 775,000 717,134
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 697,352
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 987,315
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,268,174
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... 1,940,000 1,921,789
499,156,753
U.S. Territories 2.6%
District of Columbia 2.1%
District of Columbia ,
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 20,303,281
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 23,476,904
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 3,889,899
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 933,712
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,746,689
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 25,033,295
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,070,691
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 9,791,486
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,045,708
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AG Insured , 6.5% ,
10/01/41 ....................................................... 25,000,000 26,118,313
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 11,247,165
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 12,775,000 11,488,262
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 12,000,000 11,934,053
162,079,458
Puerto Rico 0.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 5,780,000 5,780,049
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 317,172 315,446
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,419,017 2,404,722
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,546,000 25,213,305
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 5,593,000 4,937,897
38,651,419
Total U.S. Territories .................................................................... 200,730,877
Total Municipal Bonds (Cost $ 8,125,338,851 ) ...................................
7,706,190,375

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 35 .
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 1,723,393 $ 1,378,715
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,378,715
Total Long Term Investments (Cost $ 8,160,998,851 ) .............................
7,743,335,798
a
a a a a
Short Term Investments 0.2%
Principal
Amount
Municipal Bonds 0.2%
California 0.0%
†
j
Los Angeles Department of Water & Power , Power System , Revenue , 2023 F-1 ,
Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2% , 7/01/48 .... $ 300,000 300,000
Massachusetts 0.0%
†
j
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 2% , 7/01/31 ............ 200,000 200,000
Minnesota 0.0%
†
j
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 2.8% , 11/15/48 ...... 1,000,000 1,000,000
j
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.1% , 11/15/64 ............................................. 1,600,000 1,600,000
2,600,000
New York 0.1%
j
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.8% , 3/01/44
7,500,000 7,500,000
j
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.75% , 1/01/34 1,700,000 1,700,000
9,200,000
Oregon 0.0%
†
j
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 2.8% , 8/01/34 ............. 800,000 800,000
Wisconsin 0.1%
j
Wisconsin Health & Educational Facilities Authority , Froedtert ThedaCare Health
Obligated Group , Revenue , 2025 C , Daily VRDN and Put , 2.55% , 4/01/55 ....... 2,500,000 2,500,000
Total Municipal Bonds (Cost $ 15,600,000 ) ......................................
15,600,000
Total Short Term Investments (Cost $ 15,600,000 ) ................................
15,600,000
a
Total Investments (Cost $ 8,176,598,851 ) 99.4% ..................................
$7,758,935,798
Other Assets, less Liabilities 0.6% .............................................
47,281,618
Net Assets 100.0% ...........................................................
$7,806,217,416
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $754,069,081, representing 9.7% of net assets.
e
The rate shown represents the yield at period end.
f
The coupon rate shown represents the rate at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
i
Security purchased on a when-issued basis.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At July 31, 2025, unfunded commitments were as follows:

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Borrower
Unfunded
Commitment
Franklin Federal Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 3,809,333
B-2, 7.125%, 7/01/59 18,500,231
$22,309,564
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 35,766,708 35,766,708
Municipal Bonds ......................... — 7,706,190,375 — 7,706,190,375
Escrows and Litigation Trusts ............... — — 1,378,715 1,378,715
Short Term Investments ................... — 15,600,000 — 15,600,000
Total Investments in Securities ........... $— $7,721,790,375 $37,145,423 $7,758,935,798
Other Financial Instruments:
Unfunded Commitments .................. $— $— $909,503 $909,503
Total Other Financial Instruments ......... $— $— $909,503 $909,503
a
Includes financial instruments determined to have no value.
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.